Subsequent Events	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Subsequent Events

(9) Subsequent Events

From October 27, 2012 to January 10, 2013, the Company committed to 16 new fully executed retail leases with terms of 10 years that have future minimum lease payments of approximately $24,000.

(11) Subsequent Events

From January 29, 2012 to April 17, 2012, the Company committed to 18 new store leases that were not included in the Company’s minimum rental commitments table in note 4. Minimum rental commitments under these leases are as follows:

Retail stores
Fiscal year:
2012	$1,278
2013	2,651
2014	2,706
2015	2,706
2016	2,706
Thereafter	15,361

$27,408

In February 2012, warrants to purchase 10,034 shares of common stock were exercised.

In March 2012, options to purchase 2,020,620 shares of common stock granted during Fiscal 2010, including options to purchase 1,010,310 shares that were to vest upon the achievement of performance targets (note 6), were cancelled and an equal number of restricted shares were granted. One-third of the shares vested in March 2012 and the remaining two-thirds vest in equal installments on the first and second anniversary of the grant. As a result, the Company estimates that it will record total future compensation expense of approximately $17,600 in connection with the cancellation and grant, including an estimated $5,400 on the date of the modification and the remainder on a straight-line basis over the two-year vesting period.

In March 2012, the Company granted warrants to purchase 11,245 shares of common stock at an exercise price of $11.21 per share to professional service providers.

In March 2012, the Company granted options to purchase 395,132 shares of common stock at an exercise price of $11.22 per share to Company employees.

In March 2012, warrants to purchase 2,595 shares of common stock were exercised.

In April 2012, warrants to purchase 10,380 shares of common stock were exercised.

The Company has evaluated subsequent events from the balance sheet date through April 17, 2012, the date at which the financial statements were available to be issued, and determined there are no other items requiring disclosure.